Nature of the Organization and Business	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

1 — NATURE OF THE ORGANIZATION AND BUSINESS

BaiJiaYun Limited (“BJY”) was incorporated on April 22, 2021, under the laws of the Cayman Islands as an exempted company with limited liability. BJY commenced operations on May 22, 2017, through its variable interest entity, BaiJiaYun Group Co., Ltd. (formerly known as “Beijing Baijia Shilian Technology Co., Ltd.”) (“VIE” or “BaiJiaYun VIE”), a limited liability company established under the laws of the People’s Republic of China (“PRC”), and the VIE’s subsidiaries. BJY is a global cloud computing company focusing on SaaS/PaaS and Video AI areas and provides comprehensive video and audio solutions to customers in various industries, including education, finance, healthcare, and information technology for their development and innovation.

On July 18, 2022, BJY entered into an agreement and plan of Merger (the “Merger Agreement”) with Fuwei Films (Holdings) Co., Ltd. (“Fuwei”). Fuwei is principally engaged in the manufacture and distribution of high-quality plastic film using the biaxially-oriented stretch technique (“BOPET film business”). Pursuant to the Merger Agreement, a wholly-owned subsidiary of Fuwei, Fuwei Films (BVI) Co., Ltd. (“Fuwei BVI”), will be merged with and into BJY, with BJY being the surviving entity and a wholly-owned subsidiary of Fuwei (the “Merger”). Shareholders of BJY will exchange all of the issued and outstanding shares of BJY immediately prior to the Merger for newly issued shares of Fuwei. The Merger and all transactions contemplated by the Merger Agreement and plans of merger were consummated on December 23, 2022, upon which Fuwei changed its name to “Baijiayun Group Ltd” (the “Company”). On March 9, 2023, the Company entered into a security purchase agreement with Aoji Holdings Co., Ltd, pursuant to which the Company agreed to dispose 100% of the equity interest of Fuwei BVI and the BOPET film business operated through Fuwei Films (Shandong) Co., Ltd., a wholly-owned subsidiary of Fuwei BVI to Aoji Holdings Co., Ltd (the “Fuwei Disposition”). In connection with the Fuwei Disposition, the assets acquired and liabilities assumed of Fuwei were classified as held for sale and the results of operations of Fuwei were classified as discontinued operations. Also see Note 3.

As of December 31, 2022, the Company’s major subsidiaries, VIE and subsidiaries of the VIE are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100	Investment holding
Subsidiaries of BJY
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100	Investment holding

Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100	Investment holding
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100	Investment holding

VIE
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”)	May 22, 2017	PRC	VIE	Provision of cloud computing services
VIE’s Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology ”)	October 12, 2019	PRC	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”)	December 12, 2018	PRC	100% owned by VIE from September 15, 2021	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE since November 3, 2021	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”)	May 29, 2012	PRC	51% owned by VIE since March 24, 2022	Provision of cloud computing services
Nanjing BaiJiaYunPeng Technology Co., Ltd. (“BaiJiaYunPeng”)	August 18, 2022	PRC	60% owned by VIE and did not commence operations as of December 31, 2022	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”)	September 16, 2022	PRC	100% owned by VIE	Provision of cloud computing services
Zhuhai BaiJiaYun Technology Co., Ltd. (“Zhuhai BaiJiaYun”)	October 20, 2022	PRC	100% owned by VIE and did not commence operations as of December 31, 2022	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	100% owned by VIE	Provision of cloud computing services

On September 7, 2021, BaiJiaYun WFOE entered into a series of agreements (the “VIE Agreements”) with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE. The VIE Agreements are designed to provide BaiJiaYun WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of BaiJiaYun VIE, including absolute control rights and the rights to the management, operations, assets, property and revenue of BaiJiaYun VIE. The purpose of the VIE Agreements is solely to give BaiJiaYun WFOE the controlling financial interest over BaiJiaYun VIE’s management and operations.

On September 7, 2021, BJY completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of BJY prior to the reorganization. BJY and BaiJiaYun HK were established as the holding companies of BaiJiaYun WFOE. BaiJiaYun WFOE is the primary beneficiary of BaiJiaYun VIE and its subsidiaries, and all of these entities are under common control which results in the consolidation of BaiJiaYun VIE and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value (“Reorganization”). The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements.

VIE Agreements with BaiJiaYun VIE

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting customers and suppliers), is subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in value-added telecommunications services (except for e-commerce) in accordance with the Special Management Measures (Negative List) for the Access of Foreign Investment, or the Negative List and other applicable laws and regulations. The Company is a Cayman holding company of BaiJiaYun WFOE and is a foreign invested enterprise. To comply with these regulations, the Company conducts substantially all of its activities in PRC through BaiJiaYun VIE and its subsidiaries. As such, BaiJiaYun VIE and its subsidiaries are controlled through VIE Agreements in lieu of direct equity ownership by the Company.

The key terms of the VIE Agreements are as summarized below:

Shareholders’ Power of Attorney

Pursuant to the shareholders’ Power of Attorney entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and the shareholders of BaiJiaYun VIE, each shareholder of BaiJiaYun VIE irrevocably authorized BaiJiaYun WFOE or any person(s) designated by BaiJiaYun WFOE to exercise such shareholder’s rights in BaiJiaYun VIE, including without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate and appoint the directors, senior management, the power to sell or transfer such shareholder’s equity interest in BaiJiaYun VIE, and other shareholders’ voting rights permitted by the Articles of Association of BaiJiaYun VIE. The shareholders’ Power of Attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of BaiJiaYun VIE.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and the shareholders of BaiJiaYun VIE, the shareholders of BaiJiaYun VIE pledged all of their equity interests in BaiJiaYun VIE to BaiJiaYun WFOE to guarantee their and BaiJiaYun VIE’s obligations under the contractual arrangements including the exclusive business cooperation agreement, the exclusive option agreement and the shareholders’ power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by BaiJiaYun WFOE in enforcing such obligations of BaiJiaYun VIE or its shareholders. In the event of default defined therein, upon written notice to the shareholders of BaiJiaYun VIE, BaiJiaYun WFOE, as pledgee, will have the right to dispose of the pledged equity interests in BaiJiaYun VIE and priority in receiving the proceeds from such disposition. The shareholders of BaiJiaYun VIE agree that, without BaiJiaYun WFOE’s prior written approval, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The pledge shall become effective on such date when the pledge of the equity interest contemplated in the equity interest pledge agreement is registered appropriately, and the pledge shall remain effective until all contractual obligations have been fully performed and all secured indebtedness has been fully paid. The shareholders and BaiJiaYun VIE shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws. The Company has completed the registration of the equity pledges with the relevant office of Administration for Market Regulation in accordance with the PRC Property Rights Law.

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between BaiJiaYun WFOE and BaiJiaYun VIE, dated September 7, 2021, BaiJiaYun WFOE has the exclusive right to provide to BaiJiaYun VIE technical support, consulting services and other services related to, among other things, design and development, operation maintenance, product consulting, and management and marketing consulting. BaiJiaYun WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. BaiJiaYun VIE agrees to pay BaiJiaYun WFOE service fees at an amount as determined by BaiJiaYun WFOE. This agreement will remain effective, and unless terminated in accordance with the provisions of this agreement or terminated in writing by BaiJiaYun WFOE. BaiJiaYun VIE shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws. The exclusive business cooperation agreement took effective on September 7, 2021, and BaiJiaYun WFOE did not charge service fee to BaiJiaYun VIE for the six months ended December 31, 2022 and 2021.

Exclusive Option Agreement

Pursuant to the exclusive option agreement entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and each of the shareholders of BaiJiaYun VIE, each shareholder of BaiJiaYun VIE irrevocably granted BaiJiaYun WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in BaiJiaYun VIE, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of BaiJiaYun VIE and BaiJiaYun VIE undertake that, without the prior written consent of BaiJiaYun WFOE, they may not increase or decrease the registered capital or change its structure of registered capital, dispose of its assets or beneficial interest in the material business or allow the encumbrance thereon of any security interest, incur any debts or guarantee liabilities, enter into any material purchase agreements, enter into any merger, acquisition or investments, amend its articles of association, distribute dividends to any of the shareholders or provide any loans to third parties. The exclusive option agreement will remain effective until all equity interests in BaiJiaYun VIE held by the shareholders of BaiJiaYun VIE are transferred or assigned to BaiJiaYun WFOE or its designated person(s). The shareholders and BaiJiaYun VIE shall not have any rights to terminate this agreement in any event unless otherwise required by PRC laws.

The Company believes that BaiJiaYun VIE is considered a VIE under Accounting Codification Standards (“ASC”) 810 “Consolidation”, because the equity investors in BaiJiaYun VIE no longer have the characteristics of a controlling financial interest, and the Company, through BaiJiaYun WFOE, is the primary beneficiary of BaiJiaYun VIE and controls BaiJiaYun VIE’s operations. Accordingly, BaiJiaYun VIE has been consolidated as a deemed subsidiary into the Company as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of BaiJiaYun VIE which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment of the involvement with BaiJiaYun VIE reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of BaiJiaYun VIE. BaiJiaYun WFOE is obligated to absorb a majority of the loss from BaiJiaYun VIE activities and receive a majority of BaiJiaYun VIE’s expected residual returns. In addition, BaiJiaYun VIE’s shareholders have pledged their equity interest in BaiJiaYun VIE to BaiJiaYun WFOE, irrevocably granted BaiJiaYun WFOE an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in BaiJiaYun VIE and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by BaiJiaYun WFOE. Under the accounting guidance, the Company is deemed to be the primary beneficiary of BaiJiaYun VIE and the financial positions, the operating results and cash flows of BaiJiaYun VIE and BaiJiaYun VIE’s subsidiaries are consolidated in the Company for financial reporting purposes.

Additionally, pursuant to ASC 805, “Business Combinations”, as the Company and BaiJiaYun VIE are under the common control, the Reorganization was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Reorganization, whereby the assets and liabilities of the BaiJiaYun VIE and its subsidiaries are reflected at the historical carrying values and their operations are presented as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The following amounts and balances of BaiJiaYun VIE and its subsidiaries were included in the Company’s consolidated financial statements after the elimination of inter-company transactions and balances as of December 31, 2022 and June 30, 2022 and for the six months ended December 31, 2022 and 2021:

	December 31, 2022	June 30, 2022
	(Unaudited)	(Unaudited)
ASSETS
Current assets
Cash and cash equivalents	$2,367,012	$9,765,574
Restricted cash	7,050,611	8,376,345
Short-term investments	1,296,566	7,775,682
Notes receivable	28,997	107,662
Accounts receivable, net	27,361,711	22,522,334
Accounts receivable – related parties	2,982,280	95,549
Prepayments	7,658,173	1,604,496
Prepayments – related parties	—	313,678
Inventories	4,128,076	1,831,796
Deferred contract costs	900,455	9,555,837
Due from related parties	—	89,578
Prepaid expenses and other current assets, net	1,027,262	2,467,269
Total current assets	54,801,143	64,505,800

Property and equipment, net	401,823	529,988
Intangible assets, net	2,991,351	3,345,419
Operating lease right of use assets	572,842	753,686
Deferred tax assets	2,148,329	2,193,792
Long-term investments	25,524,462	25,012,046
Goodwill	1,111,777	1,144,824
Other non-current assets	456,462	366,441
Total non-current assets	33,207,046	33,346,196
Total assets	$88,008,189	$97,851,996

	December 31, 2022	June 30, 2022
	(Unaudited)	(Unaudited)
LIABILITIES
Current liabilities
Short-term borrowing	1,594,850	149,296
Accounts and notes payable	23,035,437	21,898,915
Accounts and notes payable – related parties	3,913	—
Advance from customers	5,223,152	5,905,599
Advance from customers – related parties	—	268,905
Income tax payable	211,336	3,716
Deferred revenue	854,919	1,001,372
Deferred revenue – related parties	—	63,911
Due to related parties	—	1,492,961
Operating lease liabilities, current	364,319	328,066
Accrued expenses and other liabilities	4,270,196	4,473,825
Total current liabilities	35,558,122	35,586,566

Deferred tax liabilities	213,347	209,612
Operating lease liabilities, noncurrent	148,075	354,051
Total liabilities	$35,919,544	$36,150,229
	For the Six Months Ended December 31,
	2022	2021
	(Unaudited)	(Unaudited)
Revenues	$38,874,310	$30,927,741
Cost of revenues	$(31,116,697)	$(21,443,703)
Total operating expenses	$(3,934,373)	$(18,627,163)
Net income (loss)	$5,681,429	$(7,929,558)
Net cash used in operating activities	$(13,976,565)	$(1,128,975)
Net cash provided by (used in) investing activities	$5,871,960	$(28,988,588)
Net cash used in financing activities	$—	$(61,823)

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations other than the right-of-use assets. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries.

No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

Risks in relation to the VIE structure

It is possible that the Company’s operations of certain of its businesses through the VIE could be found by the PRC authorities to be in violation of the PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. The National People’s Congress approved the Foreign Investment Law on March 15, 2019, and the State Council approved the Regulation on Implementing the Foreign Investment Law (the “Implementation Regulations”) on December 12, 2019, effective from January 1, 2020. The

Supreme People’s Court of China issued a judicial interpretation on the Foreign Investment Law on December 27, 2019, effective from January 1, 2020. The Foreign Investment Law and the Implementation Regulations do not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law and the Implementation Regulations are new, substantial uncertainties exist with respect to its implementation and interpretation and it is also possible that variable interest entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to the Company’s operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect the Company’s business, financial condition, and results of operations.

In addition, if the legal structure and contractual arrangements were found to be in violation of any other existing PRC laws and regulations, the PRC government could:

•        revoke the Company’s business and operating licenses;

•        require the Company to discontinue or restrict operations;

•        restrict the Company’s right to collect revenues;

•        block the Company’s platforms;

•        require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•        impose additional conditions or requirements with which the Company may not be able to comply; or

•        take other regulatory or enforcement actions against the Company that could be harmful to the Company’s businesses.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate VIE and VIE’s subsidiaries in the consolidated financial statements as the Company may lose the ability to exert effective control over VIE and VIE’s shareholders, and the Company may lose the ability to receive economic benefits from the VIE.

1 — NATURE OF THE ORGANIZATION AND BUSINESS

BaiJiaYun Limited (the “Company” or “BaiJiaYun”) was incorporated on April 22, 2021, under the laws of the Cayman Islands as an exempted company with limited liability. The Company commenced operations on May 22, 2017, through its variable interest entity (“VIE”), BaiJiaYun Group Co., Ltd. (formerly known as “Beijing Baijia Shilian Technology Co., Ltd.”) (“BaiJiaYun VIE”), a limited liability company established under the laws of the People’s Republic of China (“PRC”), and the VIE’s subsidiaries. The Company is a global cloud computing company focusing on SaaS/PaaS and Video AI areas and provides comprehensive video and audio solutions to customers in various industries, including education, finance, healthcare, and information technology for their development and innovation.

As of June 30, 2022, the Company’s major subsidiaries, VIE and subsidiaries of the VIE are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
BaiJiaYun Limited	April 22, 2021	Cayman Islands	Parent	Investment holding
Subsidiaries of BaiJiaYun
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100	Investment holding
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100	Investment holding
VIE
BaiJiaYun VIE	May 22, 2017	PRC	VIE	Provision of cloud computing services
VIE’s Subsidiaries
Wuhan Baijia Cloud Technology Co., Ltd. (“Wuhan BaiJiaYun”)(2)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	51% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “)	October 12, 2019	PRC	70% owned by VIE before January 1, 2021, and 100% owned by VIE afterwards	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as “Beijing Haoyu Xingchen Cultural Communication Co., Ltd.”) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Chengdu Digital Bird Technology Co., Ltd. (“Chengdu BaiJiaYun”)	April 8, 2015	PRC	100% owned by VIE since August 3, 2020, and disposed of in June 2021	Provision of cloud computing services
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”)(1)	December 12, 2018	PRC	100% owned by VIE since September 15, 2021	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd. (“Beijing Deran”)	May 29, 2012	PRC	51% owned by VIE since March 24, 2022	Provision of cloud computing services

(1)      The Company acquired Wuhan BaiJiaShiLian in September 2021. Wuhan BaiJiaShiLian did not commence any operation at the acquisition date and has immaterial net assets.

(2)      The Company disposed of Wuhan BaiJiaYun in September 2022, see Note 20.

On September 7, 2021, BaiJiaYun WFOE entered into a series of agreements (the “VIE Agreements”) with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE. The VIE Agreements are designed to provide BaiJiaYun WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of BaiJiaYun VIE, including absolute control rights and the rights to the management, operations, assets, property and revenue of BaiJiaYun VIE. The purpose of the VIE Agreements is solely to give BaiJiaYun WFOE the controlling financial interest over BaiJiaYun VIE’s management and operations.

On September 7, 2021, BaiJiaYun completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of BaiJiaYun prior to the reorganization. BaiJiaYun and BaiJiaYun HK were established as the holding companies of BaiJiaYun WFOE. BaiJiaYun WFOE is the primary beneficiary of BaiJiaYun VIE and its subsidiaries, and all of these entities are under common control which results in the consolidation of BaiJiaYun VIE and its subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value (“Reorganization”). The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements.

VIE Agreements with BaiJiaYun VIE

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting customers and suppliers), is subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in value-added telecommunications services (except for e-commerce) in accordance with the Special Management Measures (Negative List) for the Access of Foreign Investment, or the Negative List and other applicable laws and regulations. BaiJiaYun is a Cayman holding company of BaiJiaYun WFOE and is a foreign invested enterprise. To comply with these regulations, the Company conducts substantially all of its activities in PRC through BaiJiaYun VIE and its subsidiaries. As such, BaiJiaYun VIE and its subsidiaries are controlled through VIE Agreements in lieu of direct equity ownership by the Company.

The key terms of the VIE Agreements are as summarized below:

Shareholders’ Power of Attorney

Pursuant to the shareholders’ Power of Attorney entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and the shareholders of BaiJiaYun VIE, each shareholder of BaiJiaYun VIE irrevocably authorized BaiJiaYun WFOE or any person(s) designated by BaiJiaYun WFOE to exercise such shareholder’s rights in BaiJiaYun VIE, including without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate and appoint the directors, senior management, the power to sell or transfer such shareholder’s equity interest in BaiJiaYun VIE, and other shareholders’ voting rights permitted by the Articles of Association of BaiJiaYun VIE. The shareholders’ Power of Attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of BaiJiaYun VIE.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and the shareholders of BaiJiaYun VIE, the shareholders of BaiJiaYun VIE pledged all of their equity interests in BaiJiaYun VIE to BaiJiaYun WFOE to guarantee their and BaiJiaYun VIE’s obligations under the contractual arrangements including the exclusive business cooperation agreement, the exclusive option agreement and the shareholders’ power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by BaiJiaYun WFOE in enforcing such obligations of BaiJiaYun VIE or its shareholders. In the event of default defined therein, upon written notice to the shareholders of BaiJiaYun VIE, BaiJiaYun WFOE, as pledgee, will have the right to dispose of the pledged equity interests in BaiJiaYun VIE and priority in receiving the proceeds from such disposition. The shareholders of BaiJiaYun VIE agree that, without BaiJiaYun WFOE’s prior written approval, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The pledge shall become effective on such date when the pledge of the equity interest contemplated in the equity interest pledge agreement is registered appropriately, and the pledge shall remain effective until all contractual obligations have been fully performed and all secured indebtedness has been fully paid. The shareholders and BaiJiaYun VIE shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws. BaiJiaYun has completed the registration of the equity pledges with the relevant office of Administration for Market Regulation in accordance with the PRC Property Rights Law.

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between BaiJiaYun WFOE and BaiJiaYun VIE, dated September 7, 2021, BaiJiaYun WFOE has the exclusive right to provide to BaiJiaYun VIE technical support, consulting services and other services related to, among other things, design and development, operation maintenance, product consulting, and management and marketing consulting. BaiJiaYun WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. BaiJiaYun VIE agrees to pay BaiJiaYun WFOE service fees at an amount as determined by BaiJiaYun WFOE. This agreement will remain effective, and unless terminated in accordance with the provisions of this agreement or terminated in writing by BaiJiaYun WFOE. BaiJiaYun VIE shall not have any right to terminate this agreement in any event unless otherwise required by PRC laws. The exclusive business cooperation agreement took effective on September 7, 2021, and BaiJiaYun WFOE did not charge service fee to BaiJiaYun VIE for the years ended June 30, 2021 and 2020.

Exclusive Option Agreement

Pursuant to the exclusive option agreement entered into on September 7, 2021, by and among BaiJiaYun WFOE, BaiJiaYun VIE and each of the shareholders of BaiJiaYun VIE, each shareholder of BaiJiaYun VIE irrevocably granted BaiJiaYun WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in BaiJiaYun VIE, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of BaiJiaYun VIE and BaiJiaYun VIE undertake that, without the prior written consent of BaiJiaYun WFOE, they may not increase or decrease the registered capital or change its structure of registered capital, dispose of its assets or beneficial interest in the material business or allow the encumbrance thereon of any security interest, incur any debts or guarantee liabilities, enter into any material purchase agreements, enter into any merger, acquisition or investments, amend its articles of association, distribute dividends to any of the shareholders or provide any loans to third parties. The exclusive option agreement will remain effective until all equity interests in BaiJiaYun VIE held by the shareholders of BaiJiaYun VIE are transferred or assigned to BaiJiaYun WFOE or its designated person(s). The shareholders and BaiJiaYun VIE shall not have any rights to terminate this agreement in any event unless otherwise required by PRC laws.

The Company believes that BaiJiaYun VIE is considered a VIE under Accounting Codification Standards (“ASC”) 810, “Consolidation”, because the equity investors in BaiJiaYun VIE no longer have the characteristics of a controlling financial interest, and the Company, through BaiJiaYun WFOE, is the primary beneficiary of BaiJiaYun VIE and controls BaiJiaYun VIE’s operations. Accordingly, BaiJiaYun VIE has been consolidated as a deemed subsidiary into the Company as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of BaiJiaYun VIE, which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment of the involvement with BaiJiaYun VIE reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of BaiJiaYun VIE. BaiJiaYun WFOE is obligated to absorb a majority of the loss from BaiJiaYun VIE activities and receive a majority of BaiJiaYun VIE’s expected residual returns. In addition, BaiJiaYun VIE’s shareholders have pledged their equity interest in BaiJiaYun VIE to BaiJiaYun WFOE, irrevocably granted BaiJiaYun WFOE an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in BaiJiaYun VIE and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by BaiJiaYun WFOE. Under the accounting guidance, the Company is deemed to be the primary beneficiary of BaiJiaYun VIE and the financial positions, operating results and cash flows of BaiJiaYun VIE and BaiJiaYun VIE’s subsidiaries are consolidated in the Company for financial reporting purposes.

Additionally, pursuant to ASC 805, “Business Combinations”, as BaiJiaYun and BaiJiaYun VIE are under common control, the Reorganization was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying consolidated financial statements give retrospective effect to the Reorganization, whereby the assets and liabilities of the BaiJiaYun VIE and its subsidiaries are reflected at the historical carrying values and their operations are presented as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The following amounts and balances of BaiJiaYun VIE and its subsidiaries were included in the Company’s consolidated financial statements after the elimination of intercompany balances and transactions as of June 30, 2022 and for the year then ended:

As of June 30, 2022
ASSETS
Current Assets
Cash and cash equivalents	$9,765,574
Restricted cash	8,376,345
Short-term investments	7,775,682
Notes receivable	107,662
Accounts receivable, net	22,522,334
Accounts receivable – related party	95,549
Prepayments	1,604,496
Prepayments – related party	313,678
Inventories	1,831,796
Deferred contract costs	9,555,837
Due from related parties	89,578
Prepaid expenses and other current assets, net	2,467,269
Total Current Assets	64,505,800

As of June 30, 2022
Property and equipment, net	529,988
Intangible assets, net	3,345,419
Operating lease right of use assets	753,686
Deferred tax assets	2,193,792
Long-term deposits	—
Long-term investments	25,012,046
Goodwill	1,144,824
Other non-current assets	366,441
Total Non-Current Assets	33,346,196

Total Assets	$97,851,996

LIABILITIES
Current Liabilities
Deposit payable	$—
Short-term borrowing	149,296
Accounts and notes payable	21,898,915
Advance from customers	5,905,599
Advance from customers – related parties	268,905
Income tax payable	3,716
Deferred revenue	1,001,372
Deferred revenue – related party	63,911
Due to related parties	1,492,961
Operating lease liabilities, current	328,066
Accrued expenses and other liabilities	4,473,825
Total Current Liabilities	35,586,566

Deferred tax liabilities	209,612
Operating lease liabilities, noncurrent	354,051

Total Liabilities	$36,150,229
For the year Ended June 30, 2022
Revenues	$68,600,378
Cost of revenues	$(50,047,764)
Total operating expenses	$(35,067,782)
Net loss	$(12,271,120)
Net cash used in operating activities	$(15,304,581)
Net cash used in investing activities	$(27,372,316)
Net cash used in financing activities	$(10,014,503)

The Company’s business has been directly operated by the BaiJiaYun VIE and BaiJiaYun VIE’s subsidiaries. As of June 30, 2021 and 2020, BaiJiaYun VIE and BaiJiaYun VIE’s subsidiaries accounted for 100% of the Company’s consolidated total assets and consolidated total liabilities. For the years ended June 30, 2021 and 2020, the BaiJiaYun VIE and BaiJiaYun VIE’s subsidiaries accounted for 100% of the Company’s consolidated revenues, net income, and cash flows.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations other than the right of use assets. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of BaiJiaYun or any of its consolidated subsidiaries.

No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require BaiJiaYun or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, BaiJiaYun or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

Risks in relation to the VIE structure

It is possible that the Company’s operations of certain of its businesses through the VIE could be found by the PRC authorities to be in violation of the PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. The National People’s Congress approved the Foreign Investment Law on March 15, 2019, and the State Council approved the Regulation on Implementing the Foreign Investment Law (the “Implementation Regulations”) on December 12, 2019, effective from January 1, 2020. The Supreme People’s Court of China issued a judicial interpretation on the Foreign Investment Law on December 27, 2019, effective from January 1, 2020. The Foreign Investment Law and the Implementation Regulations do not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law and the Implementation Regulations are new, substantial uncertainties exist with respect to its implementation and interpretation and it is also possible that variable interest entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to the Company’s operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect the Company’s business, financial condition, and results of operations.

In addition, if the legal structure and contractual arrangements were found to be in violation of any other existing PRC laws and regulations, the PRC government could:

•        revoke the Company’s business and operating licenses;

•        require the Company to discontinue or restrict operations;

•        restrict the Company’s right to collect revenues;

•        block the Company’s platforms;

•        require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•        impose additional conditions or requirements with which the Company may not be able to comply; or

•        take other regulatory or enforcement actions against the Company that could be harmful to the Company’s businesses.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate VIE and VIE’s subsidiaries in the consolidated financial statements as the Company may lose the ability to exert effective control over VIE and VIE’s shareholders, and the Company may lose the ability to receive economic benefits from the VIE.